EXPENSES BY NATURE - Schedule of finance cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of attribution of expenses by nature to their function [abstract]
Unrealized loss on Warrants	$ 574	$ 0
Bank Fees	97	26
Interest Expense (Income)	(13)	108
Other	4	6
Total Finance Expenses	$ 662	$ 140